Revenue and Non-Current Assets by geographical areas (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Country of domicile [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	€ 46,576	€ 34,074	€ 30,315
Revenue	8,145	7,534	7,202
United States of America (USA) [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	3,880	4,697	5,032
Revenue	32,926	29,267	29,400
Americas other than USA [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	29	35	13
Revenue	2,194	1,537	1,590
Europe (without Belgium) [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	82,746	23,984	22,436
Europe and Africa [member]
Disclosure of geographical areas [line items]
Revenue	87,940	67,883	58,939
Asia and Pacific [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	744	898	943
Revenue	19,513	15,790	12,106
All countries [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	133,975	63,688	58,739
Revenue	€ 142,573	€ 114,477	€ 102,035